DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME - Disclosure of net cash flows provided by (used in) the discontinued operations (Details) $ in Thousands	Nov. 06, 2022 CAD ($)
Discontinued Operations And Deconsolidation [Abstract]
Operating activities	$ (300)
Investing activities	(615)
Financing activities	$ (1,850)